RISK MANAGEMENT (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Stress Analysis Trading Portfolio At The End Of The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 124,714	R$ 148,016
Stress Analysis Trading Portfolio Average In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	238,134	191,400
Stress Analysis Trading Portfolio Minimum In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	98,257	94,289
Stress Analysis Trading Portfolio Maximum In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 473,851	R$ 318,578